Consolidated Statement of Shareholder's Equity - EUR (€) € in Thousands		Total		Subscribed capital	Treasury share reserves	Other capital reserves	Share-based payment reserve	Accumulated deficit	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2016	[1]	€ (24,968)		€ 25	€ 0	€ 0	€ 2,259	€ (27,252)	€ 0
Net loss		(7,046)	[2],[3]	0	0	0	0	(7,046)	0
Currency translation adjustment		(883)		0	0	0	0	0	(883)
Total comprehensive loss		(7,929)	[2]	0	0	0	0	(7,046)	(883)
Reorganization		20,670		945	0	19,725	0	0	0
Issuance of new shares		29,499		347	0	29,152	0	0	0
Purchase of treasury shares		0		0	(24)	24	0	0	0
Share-based compensation		488		0	0	0	488	0	0
Ending balance at Dec. 31, 2017	[1]	17,760		1,317	(24)	48,901	2,747	(34,298)	(883)
Net loss		(3,880)	[2],[3]	0	0	0	0	(3,880)	0
Currency translation adjustment		1,617		0	0	0	0	0	1,617
Total comprehensive loss		(2,263)	[2]	0	0	0	0	(3,880)	1,617
Issuance of new shares		488		0	6	482	0	0	0
Cash settlement of share-based payment arrangements		(3,161)		0	0	0	(2,689)	(472)	0
Share-based compensation		4,091		0	0	0	4,091	0	0
Ending balance at Dec. 31, 2018	[1]	16,915	[4]	1,317	(18)	49,383	4,149	(38,650)	734
Net loss		(15,174)						(15,174)
Currency translation adjustment		3,661							3,661
Total comprehensive loss		(11,513)		0	0	0	0	(15,174)	3,661
Issuance of new shares as merger consideration		134,484		1,298	0	133,186	0	0	0
Issuance of new shares		352		47	(38)	836	0	(493)	0
Cash settlement of share-based payment arrangements		(453)		0	0	0	(453)	0	0
Share-based compensation		2,335		0	0	0	2,335	0	0
Ending balance at Dec. 31, 2019		€ 142,120		€ 2,662	€ (56)	€ 183,405	€ 6,031	€ (54,317)	€ 4,395

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[3]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[4]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.